Consolidated Statements of Changes in Equity - MXN ($) $ in Millions	Total	Equity attributable to equity holders of the parent	Common stock	Additional paid-in capital	Retained earnings	Other equity instruments	Valuation of the effective portion of derivative financial instruments	Exchange differences on translation of foreign operations and associates	Remeasurements of the net defined benefit liability	Non-controlling interest
Beginning Balance at Dec. 31, 2019	$ 129,685	$ 122,934	$ 2,060	$ 45,560	$ 75,820	$ (1,740)	$ (968)	$ 3,057	$ (855)	$ 6,751
Statement [line items]
Consolidated net income	10,368	10,307			10,307					61
Other comprehensive (loss) income, net of tax	(7,106)	(5,945)					443	(6,070)	(318)	(1,161)
Sale of Joint Venture	(212)	(212)						(212)
Other comprehensive (loss) income, net of tax	(7,318)
Consolidated comprehensive income for the year, net of tax	3,050	4,150			10,307		443	(6,282)	(318)	(1,100)
Dividends declared	(10,278)	(10,210)			(10,210)					(68)
Ending Balance at Dec. 31, 2020	122,457	116,874	2,060	45,560	75,917	(1,740)	(525)	(3,225)	(1,173)	5,583
Statement [line items]
Consolidated net income	16,331	15,708			15,708					623
Other comprehensive (loss) income, net of tax	(567)	(444)				(393)	1,749	(1,733)	(67)	(123)
Consolidated comprehensive income for the year, net of tax	15,764	15,264			15,708	(393)	1,749	(1,733)	(67)	500
Dividends declared	(10,649)	(10,588)			(10,588)					(61)
Ending Balance at Dec. 31, 2021	127,572	121,550	2,060	45,560	81,037	(2,133)	1,224	(4,958)	(1,240)	6,022
Statement [line items]
Consolidated net income	19,626	19,034			19,034					592
Other comprehensive (loss) income, net of tax	(3,859)	(3,792)				(54)	(1,344)	(2,722)	328	(67)
Consolidated comprehensive income for the year, net of tax	15,767	15,242			19,034	(54)	(1,344)	(2,722)	328	525
Dividends declared	(11,463)	(11,407)			(11,407)					(56)
Ending Balance at Dec. 31, 2022	$ 131,876	$ 125,385	$ 2,060	$ 45,560	$ 88,664	$ (2,187)	$ (120)	$ (7,680)	$ (912)	$ 6,491